CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Income Statement [Abstract]
Contract revenue	$ 469,648	$ 378,346	$ 804,809	$ 848,972	$ 817,204
Direct contract expense	376,419	294,294	629,311	669,504	632,831
Gross profit	93,229	84,052	175,498	179,468	184,373
Operating expenses	38,462	39,585	78,061	84,128	91,494
General and administrative	25,117	37,546	51,159	53,139	52,441
Operating income (loss)	29,650	6,921	46,278	42,201	40,438
Other income (expense):
Interest income	30	28	55	55	78
Interest expense	(43,637)	(38,658)	(81,662)	(75,700)	(74,934)
Other	(25)	(47)	(123)	(84)	(55)
Change in warrant value	(5,275)		9,894	0	0
Gain (loss) on debt extinguishment			(11,458)	3,913	0
Total other income (expense)	(48,907)	(38,677)	(83,294)	(71,816)	(74,911)
Loss before income taxes	(19,257)	(31,756)	(37,016)	(29,615)	(34,473)
Income tax expense	(3,492)	(3,494)	(6,980)	(6,977)	(6,974)
Net (loss) income	$ (22,749)	$ (35,250)	$ (43,996)	$ (36,592)	$ (41,447)
Basic and diluted loss per share	$ (1.74)	$ (4.61)	$ (5.53)	$ (5.39)	$ (6.74)
Basic and diluted weighted average common shares outstanding (in shares)	13,102,752	7,641,983	7,952,248	6,787,660	6,148,438
Other comprehensive income:
Post-retirement actuarial gains (loss)	$ 0		$ (149)	$ 279	$ 26
Comprehensive income (loss)	$ (22,749)	$ (35,250)	$ (44,145)	$ (36,313)	$ (41,421)